Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Cobalt
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	$ 2,595	$ 1,728
10% increase in prices	681,592	303,351
10 % decrease in prices	(681,592)	(303,351)
Nickel
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	2,595	1,728
10% increase in prices	1,024,667	448,266
10 % decrease in prices	$ (1,024,667)	$ (448,266)